Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$-	$-	$-	$-
Long-term investments	49,053	31,121	17,932	-
Other long-term investments	254,253	-	-	254,253
Long-term investments included in non-current assets held for sale	-	-	-	-
	$303,306	$31,121	$17,932	$254,253

Liabilities:
Payable to related parties	$71,886	$-	$71,886	$-
Rights offering derivative liabilities	928,280	456,827	471,453	$-
Embedded derivative liability	3,395	-	3,395	-
	$1,003,561	$456,827	$546,734	$-

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$15,000	$15,000	$-	$-
Long-term investments	37,472	37,472	-	-
Other long-term investments	270,612	-	-	270,612
Long-term investments included in non-current assets held for sale	(2,280)	(2,280)	-	-
	$320,804	$50,192	$-	$270,612

Liabilities:
Payable to related parties	$-	$-	$-	$-
Rights offering derivative liability	-	-	-	-
Embedded derivative liability	8,876	-	8,876	-
	$8,876	$-	$8,876	$-

Summary of Changes in Fair Value on Recurring Basis of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s level 3 financial assets for the year ended December 31, 2013 and 2012.

	Tax Prepayment	T-Bills	Other Investments	Convertible Bonds	Totals
Balance, December 31, 2011	$136,103	$88,348	$32,277	$15,627	$272,355
Accrued interest	2,695	3,017	-	-	5,712
Foreign exchange gains	-	-	66	-	66
Fair value redeemed	-	-	(31,325)	-	(31,325)
Unrealized gains included in other comprehensive income	15,143	15,166	-	-	30,309
Unrealized gains included in earnings	-	-	9,122	2,311	11,433
Convertible Bond conversion	-	-	-	(17,938)	(17,938)
Balance, December 31, 2012	$153,941	$106,531	$10,140	$-	$270,612
Accrued interest	2,743	3,100	-	-	5,843
Foreign exchange losses	-	-	(139)	-	(139)
Fair value redeemed	-	-	(10,239)	-	(10,239)
Unrealized losses included in other comprehensive income	(11,725)	(337)	-	-	(12,062)
Unrealized gains included in earnings	-	-	238	-	238
Balance, December 31, 2013	$144,959	$109,294	$-	$-	$254,253